Share-based compensation - Disclosure of maturity analysis of available phantom shares outstanding (Details) - Phantom shares	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding phantom shares (in shares)	670,500	841,450	932,200
2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 2.92
Number of outstanding phantom shares (in shares)	0	4,950
2025
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 3.92
Number of outstanding phantom shares (in shares)	0	6,000
2026
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 2.71
Number of outstanding phantom shares (in shares)	0	0
2027
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 2.85
Number of outstanding phantom shares (in shares)	6,250	6,250
2029
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 3.05
Number of outstanding phantom shares (in shares)	244,250	134,250
2030
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | € / shares	€ 0
Number of outstanding phantom shares (in shares)	420,000	690,000